FINANCIAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
Disclosure of financial assets
The following table provides the details of financial instruments and their associated financial instrument classifications as at December 31, 2019:

(US$ MILLIONS)
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$1,986	$1,986
Accounts receivable, net (current and non-current)	—	—	5,631	5,631
Other assets (current and non-current) (1)	—	—	577	577
Financial assets (current and non-current) (2)	883	4,612	748	6,243
Total (3)	$883	$4,612	$8,942	$14,437
Financial liabilities
Accounts payable and other (2) (4)	$385	$159	$9,039	$9,583
Borrowings (current and non-current)	—	—	22,399	22,399
Total	$385	$159	$31,438	$31,982
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(1)	Excludes prepayments, subrogation recoverable and other assets of $1,215 million.

(2)	Refer to Hedging Activities in Note 4 (a) below.

(3)	Total financial assets include $3,832 million of assets pledged as collateral.

(4)
Excludes provisions, decommissioning liabilities, deferred revenue, unearned premium reserve, work in progress, post-employment benefits, liabilities held for sale and various tax and duties of $6,913 million.

The following table provides the allocation of financial instruments and their associated financial instrument classifications as at December 31, 2018:

(US$ MILLIONS)
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$1,949	$1,949
Accounts receivable, net (current and non-current) (1)	67	—	5,093	5,160
Other assets (current and non-current) (2)	—	—	563	563
Financial assets (current and non-current) (3)	413	376	580	1,369
Total (4)	$480	$376	$8,185	$9,041
Financial liabilities
Accounts payable and other (5)	$311	$48	$4,679	$5,038
Borrowings (current and non-current)	—	—	10,866	10,866
Total	$311	$48	$15,545	$15,904
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(1)	Accounts receivable recognized at fair value relates to the partnership’s mining business.

(2)	Excludes prepayments and other assets of $950 million.

(3)	Refer to Hedging Activities in Note 4 (a) below.

(4)	Total financial assets include $3,509 million of assets pledged as collateral.

(5)	Excludes provisions, decommissioning liabilities, deferred revenue, work in progress, post-employment benefits and various tax and duties of $4,044 million.

(US$ MILLIONS)	2019	2018
Current
Marketable securities	$734	$265
Restricted cash	172	376
Derivative contracts	176	223
Loans and notes receivable	66	22
Total current	$1,148	$886
Non-current
Marketable securities	$3,435	$1
Restricted cash	201	32
Derivative contracts	62	20
Loans and notes receivable	309	150
Other financial assets (1)	1,088	280
Total non-current	$5,095	$483
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(1)	Other financial assets includes secured debentures to homebuilding companies in our business services segment, as well as asset backed securities and preferred shares in our business services segment.

(US$ MILLIONS)	2019	2018
Current, net	$4,808	$4,307
Non-current, net
Accounts receivable	40	37
Retainer on customer contracts	102	103
Billing rights	681	713
Total non-current, net	$823	$853
Total (1)	$5,631	$5,160

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(1)	Refer to Note 17 for additional information.
The amount of accounts and other receivables written down for bad debts was as follows:

(US$ MILLIONS)	2019	2018	2017
Loss allowance - beginning	$45	$40	$7
Add: increase in allowance	53	22	39
Deduct: bad debt write offs	(23)	(10)	(6)
Foreign currency translation	11	(7)	—
Loss allowance - ending	$86	$45	$40